Capital Risk Management - Summary of Capital Risk (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Bank borrowings	¥ 558,000	¥ 558,000	$ 85,763
Advances from an unrelated party	38	983	6
Amount due to a shareholder	8,742	1,398	1,344
Total borrowings	566,780	560,381	87,113
Total equity	¥ 2,546,622	¥ 2,537,570	$ 391,409	¥ 2,563,494	¥ 2,592,061
Debt (total liabilities) to equity ratio	51.10%	52.10%